Basis of Accounting (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Accounting [Abstract]
Schedule of Consolidated Statement of Financial Position

The impact of the restatements on the line items within the previously reported consolidated Audited Consolidated Statement of Financial Position at December 31, 2023, included in the Company’s Form 20F filed with the SEC on October 22, 2024 (the “Original Report”) are reported below.

	As Previously Reported	Adjustment	As Restated
Consolidated Statement of Financial Position as of December 31, 2023	US$	US$	US$
Other receivables	17,354	835,155	852,509
Inventories	2,996,964	(2,996,964)	-
Total current assets	3,690,314	(2,161,809)	1,528,505
Other assets – equipment deposits	24,260,847	5,000,000	29,260,847
Intangible assets	739,207	(739,207)	-
Total non-current assets	26,444,514	4,260,793	30,705,307
Total assets	30,134,828	2,098,984	32,233,812
Derivative financial instruments	1,449,000	688,165	2,137,165
Warrant liabilities	11,980	(11,980)	-
Total current liabilities	2,387,649	676,185	3,063,834
Convertible promissory notes	11,144,000	2,399,746	13,543,746
Total non-current liabilities	11,144,000	2,399,746	13,543,746
Total liabilities	13,531,649	3,075,931	16,607,580
Net current asset/ (liabilities)	1,302,665	2,837,994	(1,535,329)
Net Assets	16,603,179	(976,947)	15,626,232
Issued capital	68,977,851	(185,635)	68,792,216
Paid in capital	-	9,472,705	9,472,705
Other reserves	1,986,542	(1,986,542)	-
Accumulated losses	(53,821,478)	(8,354,756)	(62,176,234)
Equity attributable to shareholders of Integrated Media Technology Limited	17,142,915	(1,054,228)	16,088,687
Non-controlling interests	(539,736)	(77,281)	(462,455)
Total Equity	16,603,179	(976,947)	15,626,232

Schedule of Statement of Profit or Loss and Other Comprehensive Income

The impact of the restatements on the line items within the previously reported Audited Consolidated Statement of Profit or Loss and Other Comprehensive Loss for the year ended December 31, 2023, previously filed in the Original Report is as follows:

	As Previously Reported	Adjustment	As Restated
Consolidated Statement of Profit or Loss and Other Comprehensive Income/ (loss) for the year ended December 31, 2023	US$	US$	US$
Revenue	373,676	(288,222)	85,454
Gross profit/ (loss)	112,110	(288,222)	(176,112)
Gain/ (loss) on fair value change in derivative financial instruments	1,677,178	(2,273,669)	(596,491)
Gain on derecognition of derivative liability	-	1,292,424	1,292,424
Gain on conversion of convertible notes liability	-	987,318	987,318
Finance costs	(418,622)	334,202	(84,420)
Depreciation and amortization expenses	(919,465)	130,182	(789,282)
Professional and consulting expenses	(1,242,743)	53,635	(1,189,108)
Other expenses	(19,280,901)	18,131,471	(1,149,430)
Share of loss of associates	(175,507)	175,507	-
Gain/(loss) on fair value change in warrant	2,396,291	(2,396,291)	-
Total expenses	(20,149,541)	16,428,707	(3,720,834)
Loss before income tax	(18,350,112)	16,146,558	(2,203,554)
Loss for the year	(18,350,112)	16,146,558	(2,203,554)
Loss and total comprehensive loss for the year attributable to:	(175,507)	175,507	-
Equity shareholders of Integrated Media Technology Limited	(16,733,789)	15,338,539	(1,395,250)
Non-controlling interest	(1,616,323)	808,019	(808,304)
Total	(18,350,112)	16,146,558	(2,203,554)
(Loss) Profit per share
- Basic and Diluted	(4.91)	4.32	(0.59)

Schedule of Statement of Changes in Equity

The impact of the restatements on the line items within the previously reported Audited Consolidated Statements of Changes in Equity for the year ended December 31, 2023, previously filed in the Original Report is as follows:

	As Previously Reported	Adjustment	As Restated
Consolidated Statement of Changes in Equity for the year ended December 31, 2023	US$	US$	US$
Balance at December 31, 2022 and as of January 1, 2023- Issued Capital	65,464,091	(132,000)	65,332,091
Balance at December 31, 2022 and as of January 1, 2023- Accumulated losses	(37,087,689)	(23,693,295)	(60,780,984)
Balance at December 31, 2022 and as of January 1, 2023- Other reserves	(558,298)	558,298	-
Balance at December 31, 2022 and as of January 1, 2023- Paid in capital	-	9,472,705	9,472,705
Balance at December 31, 2022 and as of January 1, 2023- Non-controlling interest	1,098,983	(753,134)	345,849
Balance at December 31, 2022 and as of January 1, 2023- Total	28,917,087	(14,547,426)	14,369,661
Changes in equity for 2023:
Balance at January 1, 2023 – Issued Capital	65,464,091	(132,000)	65,332,091
Balance at January 1, 2023 – Accumulated Losses	(37,087,689)	(23,693,295)	(60,780,984)
Balance at January 1, 2023 – Paid in Capital	-	9,472,705	9,472,705
Balance at January 1, 2023 - Other Reserves	(558,298)	558,298	-
Balance at January 1, 2023 – Non-controlling Interest	1,098,983	(753,134)	345,849
Balance at January 1, 2023 – Total	28,917,087	(14,547,426)	14,369,661
Loss for the year - Accumulated Losses	(16,733,789)	15,338,539	(1,395,250)
Loss for the year - Non-controlling interest	(1,616,323)	808,019	(808,304)
Loss for the year – Total	(18,350,112)	16,146,558	(2,203,554)
Issuance of ordinary shares for cash	1,587,043	(53,635)	1,533,408
Issuance of ordinary shares for cash – Total	1,587,043	(53,635)	1,533,408
Acquisition of subsidiaries – Other Reserves	(22,396)	22,396	-
Acquisition of subsidiaries – Total	(22,396)	22,396	-
Issuance of convertible note – Other Reserves	2,544,840	(2,544,840)	-
Issuance of convertible note – Total	2,544,840	(2,544,840)	-
Balance at December 31 2023 - Issued Capital	68,977,851	(185,635)	68,792,216
Balance at December 31 2023 - Accumulated Losses	(53,821,478)	(8,354,756)	(62,176,234)
Balance at December 31 2023 - Other Reserves	1,986,542	(1,986,542)	-
Balance at December 31 2023 - Paid in Capital	-	9,472,705	9,472,705
Balance at December 31 2023 – Non-controlling interest	(539,736)	77,281	(462,455)
Balance at December 31 2023 - Total	16,603,179	(976,947)	15,626,232